Cash and Cash Equivalents - Additional Information (Detail)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 PRC Subsidiaries [Member] USD ($)	Mar. 31, 2014 PRC Subsidiaries [Member] CNY	Mar. 31, 2013 PRC Subsidiaries [Member] USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] CNY	Mar. 31, 2014 PRC Subsidiaries [Member] RMB original denomination [Member] USD ($)	Mar. 31, 2014 PRC Subsidiaries [Member] RMB original denomination [Member] CNY	Mar. 31, 2013 PRC Subsidiaries [Member] RMB original denomination [Member] USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] RMB original denomination [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash on hand and at banks	$ 15,942,867	$ 24,551,490	$ 12,382,243	76,953,161	$ 9,911,137	61,563,027	$ 10,943,631	68,012,481	$ 9,097,642	56,510,003